Nature of the Business and Basis of Presentation - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Stock split		five-for-one
Net Loss			$ 241,317	$ 226,790
Accumulated Deficit			$ 533,426	$ 292,109
Issuance of common stock, shares			700,000
IPO [Member]
Issuance of common stock, shares	20,930,000
Stock issued during period shares new issues, underwriters subscription	2,730,000
Proceeds from issuance initial public offering	$ 327,500
Convertible preferred Stock Shares Issued Upon Conversion	84,722,420